Share capital (Tables)	12 Months Ended
Jun. 30, 2018
Share capital.
Schedule of share capital

	Number of shares (thousands)	Ordinary shares £'000
At 1 July 2016	164,025	52
Employee share-based compensation awards—issue of shares	170	1

At 30 June 2017	164,195	53
Employee share-based compensation awards—issue of shares	331	—

At 30 June 2018	164,526	53